PENSION AND OTHER POSTRETIREMENT BENEFIT PROGRAMS - U.S. Defined Contribution Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Defined contribution plan, contributions by employer	$ 61	$ 53	$ 50